Derivative Financial Instruments - Disclosure of Detailed Information about Changes in Carrying Amounts of Share Purchase Warrants Outstanding (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Derivative Financial Instruments [Line Items]
Balance - beginning of year	$ 84,857
Balance - end of year	10,705	$ 84,857
Equinox Gold warrant liability
Derivative Financial Instruments [Line Items]
Balance - beginning of year	5,177	50,666
Exercised	(603)	(4,100)
Change in fair value	(3,879)	(41,894)
Balance - end of year	695	5,177
Equinox Gold warrant liability | Premier Gold Mines Limited
Derivative Financial Instruments [Line Items]
Issued in acquisition	0	505
Solaris warrant liability
Derivative Financial Instruments [Line Items]
Balance - beginning of year	27,697	0
Issued in acquisition	0	9,107
Exercised	(16,313)	0
Change in fair value	(11,384)	18,590
Balance - end of year	$ 0	$ 27,697